POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance Liability in the Statements (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Total	$ 23,018	$ 20,141	$ 18,788	$ 4,677
Direct Insurance
Policyholder Account Balance [Line Items]
Total	16,025	14,308	13,807	0
Reinsurance
Policyholder Account Balance [Line Items]
Total	$ 6,993	$ 5,833	$ 4,981	$ 4,677